Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies [abstract]
Disclosure of basis of consolidation [text block]

Basis for consolidation

The consolidated financial statements comprise the financial statements of the Group and its subsidiaries.

Entities are fully consolidated from the date of acquisition, which is the date when the Group obtains control, and continue to be consolidated until the date when such control ceases. The financial statements of the entities are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-Group balances, transactions, unrealized gains and losses resulting from intra-Group transactions and dividends are fully eliminated.

The Group attributes profit or loss and each component of other comprehensive income to the owners of the parent company and to the non-controlling interest based on present ownership interests, even if the results in the non-controlling interest have a negative balance.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over the subsidiary, it will derecognize the assets (including goodwill) and liabilities of the subsidiary, any non-controlling interest and the other components of equity related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in profit or loss. If the Group retains an interest in the previous subsidiary, then such interest is measured at fair value at the date the control is lost.

The proportion allocated to the parent and non-controlling interests in preparing the consolidated financial statements is determined based solely on present ownership interests.

The following changes to the consolidation scope occurred in 2017:

  Acquisition of ACTech Holding Gmbh, ACTech Gmbh and ACTech North America Inc. as of October 4, 2017;
  Liquidation of Rapidfit Inc.
  Liquidation of Orthoview US Inc.

Description of accounting policy for transactions with non-controlling interests [text block]

Non-controlling interests

The Group has the choice, on a transaction by transaction basis, to initially recognize any non-controlling interest in the acquiree which is a present ownership interest and entitles its holders to a proportionate share of the entity’s net assets in the event of liquidation at either acquisition date fair value or, at the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. Other components of non-controlling interest such as outstanding share options are generally measured at fair value. The Group has not elected to take the option to use fair value in acquisitions completed to date and currently does not have non-controlling interest resulting from business combinations.

Description of accounting policy for foreign currency translation [text block]

Foreign currency translation

The Group’s consolidated financial statements are presented in euros, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency, and items included in the financial statements of each entity are measured using the functional currency.

Financial statements of foreign subsidiaries

Foreign subsidiaries use the local currencies of the country where they operate. The statement of financial position is translated into euro at the closing rate on the reporting date and their income statement is translated at the average exchange rate at each month-end. Differences resulting from the translation of the financial statements of said subsidiaries are recognized in other comprehensive income as “exchange differences on translation of foreign operations”.

Foreign currency transactions

Transactions denominated in foreign currencies are translated into euro at the exchange rate at the end of the previous month-end. Monetary items in the statement of financial position are translated at the closing rate at each reporting date and the relevant translation adjustments are recognized in financial or operating result depending on its nature.

Description of accounting policy for business combinations and goodwill [text block]

Business combinations and goodwill

Business combinations are accounted for using the acquisition method at the acquisition date, which is the date at which the Group obtains control over the entity. The cost of an acquisition is measured as the amount of the consideration transferred to the seller, measured at the acquisition date fair value, and the amount of any non-controlling interest in the acquiree.

The Group measures goodwill initially at cost at the acquisition date, being:

  the fair value of the consideration transferred to the seller, plus the amount of any non-controlling interest in the acquiree, plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree re-measured at the acquisition date, less the fair value of the net identifiable assets acquired and assumed liabilities

 Goodwill is recognized as an intangible asset with any impairment in carrying value being charged to the consolidated income statement. Where the fair value of identifiable assets, liabilities and contingent liabilities exceed the fair value of consideration paid, the excess is credited in full to the consolidated income statement on acquisition date.

Acquisition costs incurred are expensed and included in general and administrative expenses.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration, which is deemed to be an asset or liability, will be recognized either as a profit or loss or as a change to other comprehensive income. If the contingent consideration is classified as equity, it should not be re-measured until it is finally settled within equity.

Acquisition of non-controlling interests are accounted for as an equity transaction.

Description of accounting policy for investments in joint ventures [text block]

Investments in joint ventures

The Group carries investment in a joint venture (RS Print NV). The Group’s investments in its joint venture is accounted for using the equity method. Under the equity method, the investment in the joint venture was initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not tested for impairment individually.

The income statement reflects the Group’s share of the results of operations of the joint venture. Any change in other comprehensive income of the joint venture is presented as part of the Group’s other comprehensive income. In addition, when there has been a change recognized directly in the equity of the joint venture, the Group recognizes its share of the change in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the joint venture are eliminated to the extent of the interest in the joint venture.

After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the Group’s interest in the joint venture (higher of value in use and fair value less costs to sell), and then recognizes the loss as ‘Share of profit or loss of joint ventures’ in the income statement.

Description of accounting policy for property, plant and equipment [text block]

Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes borrowing costs directly attributable to construction projects if the asset necessarily takes a substantial period of time to get ready for its intended use, it is probable that they will result in future economic benefits to the group and the cost can be measured reliably. When significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the property, plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in the income statement as incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

  Buildings: 20-50 years
  Furniture, Plant & Equipment: 5-30 years
  Property leased Assets: 15-30 years or lease term if shorter
  Leased machines: 5-10 years or lease term if shorter

Land is not depreciated.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset or the lease term.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement when the asset is derecognized.

The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Description of accounting policy for leases [text block]

Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date, whether fulfilment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Finance leases which transfer to the Group substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased item or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability.

Finance charges are recognized as financial expenses in the consolidated income statement.

Where substantially all of the risks and rewards incidental to ownership are not transferred to the Group (an “operating lease”), the total rentals payable under the lease are charged to the consolidated income statement on a straight-line basis over the lease term. The aggregate benefit of lease incentives is recognized as a reduction of the rental expense over the lease term on a straight-line basis.

Description of accounting policy for borrowing costs [text block]

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of a qualified asset that necessarily takes a substantial period of time to prepare for its intended use or sale are capitalized as part of the cost of the respective assets. All other borrowing costs are expensed in the period they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Description of accounting policy for research and development expense [text block]

Research and development

Research and development includes the costs incurred by activities related to the development of software solutions (new products, updates and enhancements), guides and other products.

Development activities involve the application of research findings or other knowledge to a plan or a design of new or substantially improved (software) products before the start of the commercial use.

Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

  the technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
  its intention to complete and its ability to use or sell the asset;
  how the asset will generate future economic benefits;
  the availability of resources to complete the asset;
  the ability to measure reliably the expenditure during development.

 The Group has determined that the conditions for recognizing internally generated intangible assets from proprietary software, guide and other product development activities are not met until shortly before the products are available for sale, unless either (i) the Group has strong evidence that the above criteria are met and a detailed business plan is available showing the asset will on a reasonable basis generate future economic benefits or (ii) the development is done based upon specific request of the customer, the Group has the intention to market the product also to other parties than the customer, the development is subject to an agreement and the substance of the agreement is that the customer reimburses the Group for a significant portion of the development expenses incurred. As such, development expenditures not satisfying the above criteria and expenditures on the research phase of internal projects are recognized in the consolidated income statement as incurred. Internally generated intangible assets from proprietary software are amortized over their useful lives, starting from the moment they are ready for use/available for sale.

Description of accounting policy for intangible assets other than goodwill [text block]

Intangible assets other than goodwill

Intangible assets comprise acquired technology and customer portfolio, patents and licenses, goodwill and technology and customers acquired in connection with business combinations. Those intangible assets are measured on initial recognition at cost, except for the acquired technology and customers arising from business combinations, which are measured initially at fair value. Following initial recognition, intangible assets other than goodwill are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

The useful life of the intangible assets is as follows:

  Software: 3 years;
  Patents and licenses: 5 years;
  Acquired customers: 5-20 years;
  Technology: 6-10 years;
  Order Backlog: Period over which orders will be completed.

The intangible assets with finite lives are amortized over their useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. The amortization expense on intangible assets with finite lives is recognized in the consolidated income statement based on its function which may be “cost of sales”, “sale & marketing expenses”, “research & development expenses” and “general and administrative expenses”.

Description of accounting policy for impairment of non-financial assets [text block]

Impairment of goodwill and other non-financial assets (excluding inventories and deferred tax assets)

Impairment tests on goodwill and other intangible assets with indefinite useful economic lives are undertaken annually at the financial year end. Other non-financial assets and goodwill are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the smallest Group of assets to which it belongs for which there are separately identifiable cash flows; its cash generating units (‘CGUs’). Goodwill is allocated on initial recognition to each of the Group’s CGUs that are expected to benefit from the synergies of the combination giving rise to the goodwill.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. For longer periods, a long-term growth rate is calculated and applied to future cash flows projected after the fifth year.

Impairment charges are included in profit or loss, except, where applicable, to the extent they reverse gains previously recognized in other comprehensive income. An impairment loss recognized for goodwill is not reversed.

Where goodwill forms part of a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained.

Description of accounting policy for inventory and contract in progress [text block]

Inventories and Contracts in progress

Inventories are valued at the lower of cost and net realizable value.

Costs incurred in bringing each product to its present location and condition are accounted for as follows:

  Raw materials: purchase cost on a first in, first out basis; and
  Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

A write-off of inventories is estimated based on an ageing or rotation analysis.

Work in progress relates to production of inventory for which a customer has not yet been secured, while contracts in progress relates to production for specific customers in performance of a signed contract.

Contract revenues and expenses are recognized by reference to the stage of completion of contract activity where the outcome of the construction contract can be estimated reliably, otherwise revenue is recognized only to the extent of recoverable contract costs incurred (percentage of completion). Contract revenue includes the amount agreed in the initial contract, plus revenue from alternations in the original contract work. Contract expenses include costs that relate directly to the specific contract, plus costs that are attributable to the contractor's general contracting activity to the extent that they can be reasonably allocated to the contract, plus such other costs that can be specifically charged to the customer under the terms of the contract.

The stage of completion of a contract is based on the predefined steps with corresponding fix levels of completion, on a project by project basis. The Group only accounts for contract revenue before the completion of the contract for contract types with a general throughput time of more than 3 months. Contracts with a shorter throughput time are accounted for as work in progress.

Description of accounting policy for financial assets [text block]

Financial assets

Financial assets include loans, deposits, receivables and held-to-maturity investments measured at amortized cost. The Group currently does not have available for sale financial investments.

Financial assets measured at amortized cost

The Group has loans and receivables and held-to-maturity investments that are measured at amortized cost.

The Group’s loans and receivables comprise trade and other receivables and cash and cash equivalents in the consolidated statement of financial position.

Cash and cash equivalents includes cash in hand, deposits held at call with banks, other short term highly liquid investments with original maturities of three months or less, and – for the purpose of the statement of cash flows – bank overdrafts. Bank overdrafts are shown within loans and borrowings in current liabilities on the consolidated statement of financial position.

Financial assets that are classified as loans and receivables and held-to-maturity are initially measured at fair value plus transaction costs and subsequently at amortized cost using the effective interest rate method (EIR). Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included under financial income in the consolidated income statement. The losses arising from impairment are recognized in the consolidated income statement under other operating expenses or financial expenses.

Financial assets measured at fair value

The Group does not currently have financial assets classified as financial assets at fair value through profit or loss except for a call option on non-controlling interests in Rapidfit+ as disclosed in Note 13.

Impairment of financial assets

The group assesses at each reporting date whether there is any objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or a group of financial assets is to be impaired if there is objective evidence of impairment as a result of one or more events that has occurred after the initial recognition of the asset (an incurred ‘loss event’) and that loss event has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

If there is objective evidence that an impairment loss has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate.

The carrying amount of the asset is reduced through the use of an allowance account and the amount of loss is recognized in the income statement.

Description of accounting policy for financial liabilities [text block]

Financial liabilities

The Group has financial liabilities measured at amortized cost which include loans and borrowings, trade payables and other payables. Financial liabilities resulting from written put options on non-controlling interests are measured at fair value. The Group currently does not have financial liabilities held for trading.

Financial liabilities at amortized cost

Those financial liabilities are recognized initially at fair value plus directly attributable transaction costs and are measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the income statement when the liabilities are derecognized as well as through the effective interest rate method amortization process.

Written put options on non-controlling interest

The Group recognizes a financial liability for the written put options on non-controlling interest. The written put options have a variable redemption price based on a formula as specified in the contract (see Note 13).

  The financial liability is initially recognized at fair value and the fair value is reclassified from non-controlling interest and, for any amount higher than the non-controlling interest, from consolidated reserves.
  The fair value is determined as the present value of the redemption amount.
  Any change in the fair value as a result of a change in the estimated redemption price is recognized directly in consolidated reserves. Any unwinding effect of the present value of the redemption price is recognized directly in profit and loss (financial cost).
  No share of profit is allocated to the non-controlling interest.
  Upon exercise of the written put option, the carrying value will be offset with the cash payment received. When the written put option is not exercised, the carrying value of the financial liability is derecognized against non-controlling interest with the difference going to consolidated reserves.

 Compound financial instruments

The Group has issued convertible debt which is accounted for as a compound financial instrument. For those instruments, the Group determines the carrying amount of the liability component by measuring the fair value of a similar liability (including any embedded non-equity derivative features) that does not have an associated equity component. The carrying amount of the equity instrument is then determined by deducting the fair value of the financial liability from the fair value of the compound financial instrument as a whole.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

Offsetting

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Description of accounting policy for issued capital [text block]

Share capital

Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Group’s ordinary shares are classified as equity instruments.

Description of accounting policy for provisions [text block]

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Description of accounting policy for employee benefits [text block]

Pensions benefits

The Group has a defined contribution obligation where the Group pays contributions based on salaries to an insurance company, in accordance with the laws and agreements in each country.

The Belgian defined contribution pension plans are by law with variable minimum returns based on the Belgian government bonds, with a minimum of 0.00% and a maximum of 0.00%, effective for contributions paid as from 2016. For contribution paid until 2015, the minimum guaranteed return is 0.00 % on employer contributions and 0.00% on employee contributions.

These plans qualify as defined benefit plans. However for the years 2015 and before, when taken into account the historical discussions on how to account for these specific type of plans where the contributions paid are subject to a minimum guaranteed return at the level of IFRIC, the Company believes the application of the projected unit credit method to these plans is troublesome and will not provide a faithful representation of the liability with respect to these promises. The Group has adopted a retrospective approach whereby the net liability recognized in the statement of financial position is based on the sum of the positive differences, determined by individual plan participant, between the minimum guaranteed reserves and the benefits accrued at the closing date based on the actual rates of return.

Contributions are recognized as expenses for the period in which employees perform the corresponding services. Outstanding payments at the end of the period are shown as other current liabilities.

As from 2016, those plans are accounted for as a defined benefit plan however are considered not material.

Description of accounting policy for share-based payment transactions [text block]

Share based payments

Directors and employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). The Group currently has only warrants and share-appreciation rights as share-based payments.

Equity-settled transactions

Equity-settled share-based payments to employees and others providing similar services are measured, indirectly, at the fair value of the equity instruments granted. The cost of equity-settled transactions is recognized, together with a corresponding increase in other capital reserves in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The income statement expense or credit for a period represents the movement in cumulative expense recognized at the beginning and end of that period and is recognized as employee benefits expense.

The Group does currently only have equity-settled share-based payments that have service-based vesting conditions and no instruments with market vesting conditions.

No expense is recognized for awards that do not ultimately vest.

When the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

When an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph.

Cash-settled transactions

The Group has cash-settled share-based payment transaction for certain employees in certain countries due to legal requirements (in the form of share-appreciation rights). The cost of cash-settled transactions is measured initially at fair value at the grant date. This fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The liability is remeasured to fair value at each reporting date up to, and including the settlement date, with changes in fair value recognized in employee benefits expense.

Description of accounting policy for recognition of revenue [text block]

Revenue recognition

The Group’s revenue, which is presented net of sales taxes, is primarily generated by the sale of our software and 3D printed products and services. Software revenue is comprised of perpetual and periodic licenses, maintenance revenue and software development service fees. Perpetual license holders may opt to take an annual maintenance contract, which leads to annual fees. Periodic licenses entitle the customer to maintenance, support and product updates without additional charge. 3D printed product revenue is derived from our network of 3D printing service centers and may include support and services such as pre-production collaboration prior to printing the product.

The Group sells its products and software through its direct sales force and through authorized distributors.

Software license revenue, maintenance and/or software development service fees may be bundled in one arrangement, or may be sold separately.

The Group recognizes revenue for goods including software when all the significant risks and rewards have been transferred to the customer, no continuing managerial involvement usually associated with ownership of the goods is retained, no effective control over the goods sold is retained, the amount of revenue can be measured reliably, it is probable that the economic benefits associated with the transactions will flow to the entity and the costs incurred or to be incurred in respect of the transaction can be measured reliably.

3D printed products

The Group recognizes revenue on the sale of goods to the customer or distributor upon shipment or delivery taking into account the shipment terms (usually Ex-works or FOB Time of Shipment Incoterms (International Commercial Terms)).

Perpetual licensed software

The sale and/or license of software products is deemed to have occurred when a customer either has taken possession of or has the ability to take immediate possession of the software and the software key.

Perpetual software licenses can include one year maintenance and support services. The Company sells these maintenance services also on a stand-alone basis and is therefore capable of determining their fair value. On this basis, the amount of the embedded maintenance is separated from the fee for the perpetual license and is recognized ratably over the period to which they relate.

Time-based licensed software

The time-based license agreements include the use of a software license for a fixed term and maintenance and support services during the same period. The Company does not sell time-based licenses without maintenance and support services and therefore revenues for the entire arrangements are recognized ratably over the term.

Maintenance and support services

The Group recognizes revenue from maintenance and support services ratably on a straight-line basis over the term that the maintenance service is provided. In general, maintenance services are not automatically renewed.

A maintenance and support contract may include a reinstatement for previous years when the customer did not have a maintenance and support contract previously. Revenue from reinstatements are recognized immediately when the maintenance and support services commence.

Software development services (SDS)

SDS include customized development of software components for customers. The Group recognizes revenue on SDS agreements based either on time and material basis or on the stage of completion of each service contract and when the stage of completion can be measured reliably.

The Company determines the percentage-of-completion by comparing labor hours incurred to-date to the estimated total labor hours required to complete the project. The Company considers labor hours to be the most reliable available measure of progress on these projects. Adjustments to the Company’s estimates of the time to completion are made when facts resulting in a change become known. When the estimate indicates that a loss will be incurred, such loss is recognized immediately.

Multiple element arrangements

The Group has entered into a number of multiple element arrangements, such as when selling perpetual licenses that may include maintenance and support (included in price of perpetual licenses) and time-based licenses (that include embedded maintenance and support, both of which may be sold with software development services, training, and other product sales). In some cases, the Group delivers software development services bundled with the sale of the software.

In multiple element arrangements, whether sold to end-customers or to collaboration partners, the Company uses either the stand-alone selling prices or management’s best estimate of selling prices to determine the fair value of each separate element within the arrangement, including software and software-related services such as maintenance and support. In general, elements in such arrangements are also sold on a stand-alone basis and stand-alone selling prices are available. Where a selling price does not exist on a stand-alone basis or an estimate cannot be made for such element, as it may not be sold separately, then the remaining fees within the contract are recognized over the contractual period on a straight-line basis.

Revenue is allocated to each deliverable based on the fair value of each individual element and is recognized when the revenue recognition criteria described above are met, except for time-based licenses which are not unbundled. When software development services are performed and are considered essential to the functionality of the software, the Group recognizes revenue from the software development services on a stage of completion basis, and the revenue from the software when the related development services have been completed.

Contracts with collaboration partners in the medical segment also include multiple elements such as software, maintenance and support services, training, software development services, 3D printed products and royalties. Revenue from those contracts is determined and recognized consistent with other multiple element arrangements.

For certain contracts with collaboration partners, the Company also receives up-front fees, paid by customers for certain exclusivity rights granted only on previously acquired perpetual software licenses, which may be bundled with transfer of title, rights and ownership of certain software products and maintenance and support services. The Group recognizes revenues in such arrangements using the reverse-residual method, where fees for the items that are deemed separate elements, such as maintenance and support services, training, software development services, 3D printed products and royalties are recognized based on their estimated fair value as each element is delivered. The remaining fees within the arrangement are recognized on a straight-line basis over the period of exclusivity, which is up to five years.

Royalty income

Royalty income is recognized on an accrual basis as revenue when the royalty is earned. Such royalty income is earned when the corresponding 3D printed goods have been delivered to the customer.

Contract revenue

With respect to contract revenue we refer to our accounting policies regarding Inventories and Contracts in Progress.

Interest income

For all financial instruments measured at amortized cost, interest income is recorded using the effective interest rate, which is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included under financial income in the income statement.

Description of accounting policy for government grants [text block]

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to development costs or another expense, it is recognized as income over the grant period necessary to match the income on a systematic basis to the costs that it is intended to compensate. When the grant relates to the construction of buildings, it is recognized as income over the amortization period of the related building.

Such grants have been received from the federal and regional governments and from the European Union in the forms of grants linked to certain of its research and development programs, reduced payroll taxes and the financing of the construction of an office building in Leuven (Belgium) and in Freiberg (Germany).

Where retention of a government grant related to assets or to income, is dependent on the Company satisfying certain criteria, it is initially recognized as deferred income. When the criteria for retention have been satisfied, the deferred income balance is released to other operating income in the consolidated income statement on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate.

Any government grants recognized as income do not have any unfulfilled conditions or other contingencies attached to them, as otherwise we would not be recognizing income for such.

Description of accounting policy for finance income and costs [text block]	Other financial income and expenses Other financial income and expenses include mainly foreign currency gains or losses on financial transactions and bank related expenses.
Description of accounting policy for income tax [text block]

Taxes

Current income tax

Income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date.

Current income tax relating to items that are recognized directly in equity is recognized in equity and not in the income statement. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is calculated using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Description of accounting policy for taxes other than income tax [text block]

Sales tax

Revenue, expenses and assets are recognized net of the amount of VAT, except:

  Where the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and
   Receivables and payables that are stated with the amount of sales tax included.

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

Disclosure of expected impact of initial application of new standards or interpretations [text block]

New and revised standards not yet adopted

The standards and interpretations that are issued, but not yet effective, up to the closing date of the Group’s financial statements are disclosed below.

A number of new standards, amendments to standards, and interpretations are not effective for 2017, and therefore have not been applied in preparing these accounts.

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments, or IFRS 9, that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

IFRS 9 requires us to record expected credit losses on all of our debt securities, loans and trade receivables, either on a 12-month or lifetime basis. We will apply the simplified approach and record lifetime expected losses on all trade receivables.

We will to adopt the new standard on the required effective date. The lifetime expected losses will be determined based on a provision matrix applied to the each of the trade receivable aging buckets. We are still finalizing the provision matrix but do not expect that this will have a significant impact on our balance sheet and equity.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 Revenue from Contracts with Customers, or IFRS 15, was issued in May 2014 and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The standard provides a single, principles based five step model to be applied to all contracts with customers as follows:

  Identify the contract(s) with a customer;
  Identify the performance obligations in the contract;
  Determine the transaction price;
  Allocate the transaction price to the performance obligations in the contract; and
  Recognize revenue when (or as) the entity satisfies a performance obligation.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. We will adopt the new standard on the required effective date on January 1, 2018. We have performed a detailed assessment of the impact of IFRS 15 which is detailed below. The transition method that will be applied is the modified retrospective method whereby the cumulative effect of initially applying IFRS 15 as an adjustment to the opening balance of retained earnings in 2018.

Our IFRS assessment identified the following areas that may be significantly impacted from a qualitative perspective:

OEM software license and distribution agreements

We regularly enter into software license and distribution agreements that may include the right for a partner to embed the Materialise software in its own property software or machine, that is marketed and sold to end-customers. Typically, those contracts provide a licenses to use and market the software, training and one year of maintenance and support service. Those performance obligations are “distinct”. Certain contracts may also include development services. Those development services are in general also “distinct” services except in case the customer cannot benefit from the license with readily available resources without the development services and the development services significantly customize/modify the existing license. In that case, those development services are combined with the license and recognized over the term of the license.

Those agreements may also provide for step-based volume discounts when certain sales targets are achieved and discounts when certain development revenue is achieved. In current accounting, volume discounts are recognized based on a reasonable estimate of the volume discounts to be paid and deducted from revenue over the contract period (based on sales). Certain other discounts are immediately deducted in full from revenue when they are expected to be met. Under IFRS 15, the transaction price will include an estimate of all the discounts payable under the contract period and will be subsequently allocated to the performance obligations. However, the impact on revenue is not expected to be material as of January 1, 2018.

Medical partner license, supply and distribution agreements

Medical partner license, supply and distribution agreements generally include a time-based license for online order management system and surgical guide planning software, surgical guide development services and 3D printing, training, set-up and on boarding services and maintenance services. The consideration for the license is in general included within the price for a surgical guide (whether or not via an explicit royalty added to the price). The current accounting is not significantly different than under IFRS 15, except for:

  The license is not considered “distinct” and may be combined with the “surgical guide services and printing” as the license as such has no significant benefit for the partner with other readily available resources;
  Certain agreements may include significant development services other than the standard set-up and on boarding services, which significantly modify/customize the existing platform for the purpose of the partner and are not considered “distinct” and combined with the license;
  Allocation of the transaction price over the “distinct” performance obligations may result in higher or lower revenue allocated to a performance obligation than the contractual pricing.

The impact of the above differences on revenue is expected to be K€323 additional deferred revenue as of January 1, 2018.

One contract with a non-cancellable contract period of 10 years had an up-front non-refundable fee for exclusivity for a total of € 2.25 million. Under current accounting, this fee has been fully recognized in the previous years (from 2010 onwards). Under IFRS 15, this fee will be included in the transaction price and allocated to the “distinct” performance obligations of the contract which are primarily software license, surgical guides services and printing, maintenance, and development services. The impact of this difference will be higher deferred revenue of K€850 with a debit of the retained earnings for the same amount as of January 1, 2018. This deferred revenue will be recognized in revenue over the next three years.

IFRS 15 is not expected to have significant impacts on our other revenue streams such as 3D print products and software license and related maintenance.

IFRS 15 provides also new presentation and disclosure requirements, which are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and significantly increases the volume of disclosures required in our financial statements. Many of the disclosure requirements in IFRS 15 are completely new. In 2016 and 2017 we developed and started testing appropriate systems, internal controls, policies and procedures necessary to collect and disclose the required information.

Based on our detailed assessment, we currently estimate the cumulative effect in retained earnings as of January 1, 2018 as follows (positive is a debit):

in 000€	January 1, 2018
Software	−
Medical	1,173
Manufacturing	−
Total catch-up adjustment	1,173

We will continue to assess individual contracts to determine the performance obligations included, relating to licenses and royalty based sales, maintenance and support services and the estimated variable considerations and related constraints.

IFRS 16, Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019, subject to endorsement by the European Union. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs. We are however not intending to early adopt this standard.

During 2018 we plan to assess the potential effect of IFRS 16 on our consolidated financial statements. To see the volume of operating leases, please refer to Note 24.

The other standards, interpretations and amendments issued by the IASB and relevant for the Group, but not yet effective are not expected to have a material impact on the Group’s future consolidated financial statements:

  IFRS 2: Share-based Payment — Amendments to clarify the classification and measurement of share-based payment transactions (June 2016);
  IFRS 3: Business Combinations — Annual improvements 2015-2017 Cycle;
  Amendments to IFRS 4 — Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contract (September 2016);
  IFRS 7: Financial Instruments: Disclosures (Amendments December 2011) — Deferral of mandatory effective date of IFRS 9 and amendments to transition disclosures
  IFRS 7: Financial Instruments: Disclosures (Amendment November 2013) — Additional hedge accounting disclosures (and consequential amendments) resulting from the introduction of the hedge accounting chapter in IFRS 9
  Amendments to IAS 40 — Transfers of investment property (December 2016);
  IFRS 10: Consolidated Financial Statements — Sale or Contribution of Assets between an Investor and its Associate or Joint Venture;
  IFRS 11: Joint Arrangements — Annual Improvements 2015 – 2017 Cycle;
  IFRS 17: Insurance contracts (May 2017);
  IAS 12: Income Taxes — Annual improvements 2015-2017 Cycle;
  IAS 19: Employee Benefits — Plan Amendment, Curtailment or Settlement;
  IAS 23: Borrowing Costs — Annual Improvements 2015-2017 Cycle;
  IAS 28: Investments in Associates and Joint Ventures — Amendments regarding the sale or contribution of assets between an investor and its associate or joint venture (September 2014), Annual Improvements 2014-2016 Cycle and Long-term interest in Associates and Joint Ventures;
  IAS 40: Investment Property — Transfers of investment property;
  IFRIC 22: Foreign Currency Transactions and Advance Consideration (December 2016);
  IFRIC 23: Uncertainty over Income Tax Treatments (June 2017);
  Amendments to IFRS 2014-2016 cycle — Amendments to IFRS 1 and IAS 28 (December 2016).

Disclosure of accounting judgements and estimates [text block]

Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities for future periods.

On an ongoing basis, the Group evaluates its estimates, assumptions and judgments, including those related to revenue recognition, development expenses, share-based payment transactions, income taxes, impairment of goodwill, intangible assets and property, plant & equipment and business combinations.

The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Revenue recognition

For revenue recognition, the significant estimates and judgments relate to allocation of value to our separate elements in our multiple-element arrangements and in identifying stage of completion of our customized development of software components for customers. Software development services are mostly billed on time & material basis or occasionally on a fixed basis.

With respect to the allocation of value to the separate elements, the Company is using the stand-alone selling prices or management best estimates of selling prices to estimate the fair value of the software and software-related services to separate the elements and account for them separately. Elements in such an arrangement are also sold on a stand-alone basis and stand-alone selling prices are available. Revenue is allocated to each deliverable based on the fair value of each individual element and is recognized when the revenue recognition criteria described above are met. When we provide software development services considered essential to the functionality of the software, we recognize revenue from the software development services as well as any related software licenses on a percentage of completion basis whereby the arrangement consideration is recognized as the services are performed, as measured by an observable input.

We determine the percentage-of-completion by comparing labor hours incurred to-date to the estimated total labor hours required to complete the project. We consider labor hours to be the most reliable, available measure of progress on these projects. Adjustments to estimates to complete are made in the periods in which facts resulting in a change become known. When the estimate indicates that a loss will be incurred, such loss is recorded in the period identified. Significant judgments and estimates are involved in determining the percent complete of each contract. Different assumptions could yield materially different results.

Our revenue recognition policies require management to make significant estimates. Management analyzes various factors, including a review of specific transactions, historical experience, creditworthiness of customers and current market and economic conditions. Changes in judgments based upon these factors could impact the timing and amount of revenue and cost recognized and thus affects our results of operations and financial condition.

Development expenses

Under IAS 38, internally generated intangible assets from the development phase are recognized if certain conditions are met. These conditions include the technical feasibility, intention to complete, the ability to use or sell the asset under development, and the demonstration of how the asset will generate probable future economic benefits. The cost of a recognized internally generated intangible asset comprises all directly attributable cost necessary to make the asset capable of being used as intended by management. In contrast, all expenditures arising from the research phase are expensed as incurred.

Determining whether internally generated intangible assets from development are to be recognized as intangible assets requires significant judgment, particularly in determining whether the activities are considered research activities or development activities, whether the product enhancement is substantial, whether the completion of the asset is technical feasible considering a company-specific approach, the probability of future economic benefits from the sale or use.

The Group has determined that the conditions for recognizing internally generated intangible assets from proprietary software, guide and other product development activities are not met until shortly before the products are available for sale, unless either (i) the Group has strong evidence that the above criteria are met and a detailed business plan is available showing the asset will on a reasonable basis generate future economic benefits or (ii) the development is done based upon specific request of the customer, the Group has the intention to market the product also to other parties than the customer, the development is subject to an agreement and the substance of the agreement is that the customer reimburses the Group for a significant portion of the development expenses incurred. As such, development expenditures not satisfying the above criteria and expenditures on the research phase of internal projects are recognized in the consolidated income statement as incurred. This assessment is monitored by the Group on a regular basis.

Share-based payment transactions

The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted and measured the cost of cash-settled transactions by reference to the fair value of the equity instrument at the date of reporting. The Group has applied the Black-Scholes valuation model to estimate fair value. Using this model requires management to make assumptions with regards to volatility and expected life of the equity instruments. The assumptions used for estimating fair value for share-based payment transactions are disclosed in Note 14 and are estimated as follows:

  Volatility is estimated based on the average annualized volatility of the Group;
  Estimated life of the warrant is estimated to be until the first exercise period which is typically the month after their vesting;
  Fair value of the shares is determined based on the share price of the Group on Nasdaq at the date of issuance. For the grants prior to the initial public offering, the fair value of the shares was estimated based on a discounted cash flow model with 3-year cash flow projections and a multiple of EBITDA determined based on a number quoted peers in the 3D printing industry.
  The dividend return is estimated by reference to the historical dividend payment of the Group. Currently, this is estimated to be zero as no dividends have been paid since inception.

 Income taxes

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

As at December 31, 2017, the Group had K€11,948 (2016: K€9,451; 2015: K€12,231) of tax losses carry forward and other tax credits such as investment tax credits and notional interest deduction, of which K€4,581 related to Materialise NV (2016: K€1,570; 2015: K€2,009). These losses relate to the parent and subsidiaries that have a history of losses, in countries where these losses do not expire, except for the notional interest deduction of K€315 in 2017 (2016: K€315; 2015: K€402) and may not be used to offset taxable income elsewhere in the Group.

With respect to the unused tax losses of Materialise NV, no deferred tax assets have been recognized in 2017, 2016 and 2015, given that it in view of the Belgian Patent Income Deduction and Innovation Income Deduction there is an uncertainly to which extent these tax losses will be used in future years. As from July 1, 2016, the new Innovation Income Deduction replaces the former Patent Income Deduction. Under the grandfathering rule the Patent Income Deduction system can still be applied until June 30, 2021. The Belgian Patent Income Deduction allows companies to deduct 80% of the qualifying gross patent income from the taxable basis. Under the Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis. Based on its analysis in 2017 the Company has assessed that no deferred tax asset should be accounted for with respect to its unused tax losses in Belgium.

With respect to the unused tax losses of the other entities, no deferred tax assets have been recognized in 2017 (2016: K€109; 2015: K€906). The Group has not recognized deferred tax assets on unused tax losses totalling K€7,904 in 2017 (2016: K€8,877; 2015: K€9,660) given that it is not probable that sufficient positive taxable base will be available in the foreseeable future against which these tax losses can be utilized.

If the Group was able to recognize all unrecognized deferred tax assets, net profit would have increased by K€2,687 in 2017 during which K€7,904 of tax losses were utilized. Further details on taxes are disclosed in Note 22.10.

Impairment of goodwill, intangible assets and property, plant & equipment

The Group has goodwill for a total amount of K€18,447 as at December 31, 2017 (2016: K€8,860; 2015: K€9,664) which has been subject to an impairment test. The goodwill is tested for impairment based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate. The value in use is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. The key assumptions used to determine the value in use for the different CGUs are disclosed and further explained in Note 5.

When events or changes in circumstances indicate that the carrying amount of the intangible assets and property, plant and equipment may not be recoverable, we estimate the value in use for the individual assets, or when not possible, at the level of CGUs to which the individual assets belong. No impairment charges have been recorded during 2017 (2016: K€0; 2015: K€104).

Business combinations

We determine and allocate the purchase price of an acquired business to the assets acquired and liabilities assumed as of the business combination date. The purchase price allocation process requires us to use significant estimates and assumptions, including estimated fair value of the acquired intangible assets;
  estimated fair value of property, plant and equipment; and
  estimated fair value of the contingent consideration

The contingent consideration as included in the financial statements is recorded at fair value at the date of acquisition and is reviewed on a regular basis. The fair value of the contingent consideration is based on risk-adjusted future cash flows of different scenarios discounted using appropriate interest rates. The structure of the possible scenarios and the probability assigned to each one of them is reassessed by management at every reporting period and requires judgement from management about the outcome and probability of the different scenarios as well as the evolution of the variables.

While we are using our best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the date of acquisition, our estimates and assumptions are inherently uncertain and subject to refinement. Examples of critical estimates in valuing certain of the intangible assets we have acquired or may acquire in the future include but are not limited to:

  future expected cash flows from customer contracts and relationships, software license sales and maintenance agreements;
  the fair value of the plant and equipment
  the fair value of the deferred revenue; and
  discount rates